Income Taxes Income Taxes - Deferred Taxes By Balance Sheet Account (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred income taxes - current assets	$ 110,999	$ 110,165
Deferred income taxes - long-term assets	86,544	39,461
Other current liabilities	(2,365)	(1,528)
Deferred income taxes - long-term liabilities	(6,527)	(9,150)
Net deferred tax asset	$ 188,651	$ 138,948